Employee benefits and sharebased payments (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefits and share-based payments
At the beginning	1,671,877	1,773,528	1,865,505
Delivered	(57,475)	(101,651)	(91,977)
At the end	1,614,402	1,671,877	1,773,528